SELLING, GENERAL AND ADMINISTRATIVE COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative costs
Selling, general and administrative costs are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Selling costs	236,443	226,988	168,466
General and administrative costs	226,137	200,986	179,558
Total selling, general and administrative costs	462,580	427,974	348,024